E*TRADE S&P 500 INDEX FUND
ANNUAL REPORT

Dear E*TRADE Funds Shareholders,

We're writing to report the performance of the E*TRADE S&P 500 Index Fund (the "Fund") for the year ended December 31, 2001. We'd also like to take this opportunity to thank all of you for your investment in the Fund.

The Fund's investment objective is to provide investment results that attempt to match the total return of the stocks making up the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), a registered open-end management investment company, rather than directly in a portfolio of securities. * The S&P 500 Index, a widely recognized benchmark for U.S. stocks, currently represents about 75% of the market capitalization of all publicly traded common stocks in the United States.

The S&P 500 Index includes 500 established companies representing different sectors of the U.S. economy (including industrial, utilities, financial, and transportation) selected by Standard & Poor's.


------------------ ---------------- -------------------------------- ---------------------------------
                                    AVERAGE ANNUAL RETURN            CUMULATIVE RETURN
------------------ ---------------- -------------------------------- ---------------------------------
                                    SINCE INCEPTION  2/28/99-        SINCE INCEPTION  2/28/99-12/31/01**
                   ONE YEAR                          12/31/01**
------------------ ---------------- ---------------- --------------- ---------------- ----------------
Fund               -12.20%          -1.80%           -1.75           -5.08%           -4.89
------------------ ---------------- ---------------- --------------- ---------------- ----------------
S&P 500 Index      -11.88%          -                -1.41           -                -3.95
------------------ ---------------- ---------------- --------------- ---------------- ----------------


The following graph shows the hypothetical return of $10,000 invested in the S&P 500 Index (and not the return of any fund). An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.


                   S&P 500
 DATE              INDEX+
-----------------------------
2/17/99          $10,000.00
2/28/99          $10,121.00
3/31/99          $10,525.84
4/30/99          $10,935.30
5/31/99          $10,677.22
6/30/99          $11,269.81
7/31/99          $10,918.19
8/31/99          $10,863.60
9/30/99          $10,565.94
10/31/99         $11,234.76
11/30/99         $11,463.95
12/31/99         $12,139.18

1/31/00          $11,529.79
2/29/00          $11,311.88
3/31/00          $12,418.18
4/30/00          $12,044.39
5/31/00          $11,797.48
6/30/00          $12,088.88
7/31/00          $11,900.29
8/31/00          $12,639.30
9/30/00          $11,971.95
10/31/00         $11,921.66
11/30/00         $10,982.24
12/31/00         $11,036.05
1/31/01          $11,427.83
2/29/01          $10,386.75
3/31/01          $ 9,729.27
4/30/01          $10,484.26
5/31/01          $10,554.51
6/30/01          $10,298.03
7/31/01          $10,197.11
8/31/01          $ 9,559.79
9/30/01          $ 8,788.32
10/31/01         $ 8,956.17
11/30/01         $ 9,643.11
12/31/01         $ 9,727.97


The following graph provides the hypothetical account values of $10,000 invested in the Fund as of the end of each month in which the Fund was operational for the period ended December 31, 2001.


                E*TRADE S&P 500
 DATE             INDEX FUND+
-------------------------------
2/17/99          $10,000.00
2/28/99          $ 9,980.00
3/31/99          $10,374.21
4/30/99          $10,774.65
5/31/99          $10,514.99
6/30/99          $11,098.57
7/31/99          $10,747.85
8/31/99          $10,697.34
9/30/99          $10,396.74
10/31/99         $11,060.05
11/30/99         $11,271.30
12/31/99         $11,931.80
1/31/00          $11,336.40
2/29/00          $11,114.21
3/31/00          $12,192.29
4/30/00          $11,827.74
5/31/00          $11,585.27
6/30/00          $11,856.36
7/31/00          $11,673.78
8/31/00          $12,399.89

9/30/00          $11,742.69
10/31/00         $11,692.20
11/30/00         $10,767.35
12/31/00         $10,811.49
1/31/01          $11,193.20
2/29/01          $10,171.88
3/31/01          $ 9,519.32
4/30/01          $10,263.51
5/31/01          $10,325.52
6/30/01          $10,074.28
7/31/01          $ 9,970.63
8/31/01          $ 9,338.40
9/30/01          $ 8,585.81
10/31/01         $ 8,741.73
11/30/01         $ 9,417.37
12/31/01         $ 9,492.88


[INSERT CHART]



+Hypothetical illustration of $10,000 invested at inception of the Fund (commencement of operations was August 13, 1999), assuming reinvestment of dividends and capital gains at net asset value through December 31, 2001. This graph reflects the Fund's operating expenses, but the Index does not have expenses, which would have lowered its performance.

The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The investment return and principal value of an investment in the Fund will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

FINANCIAL MARKETS COMMENTARY

The S&P 500 Stock Portfolio seeks to track the S&P 500 Index. For the year ended December 31, 2001, the S&P 500 Index declined 11.89%.

In response to volatile equity markets, weak corporate revenues, and poor economic indicators, the Federal Reserve Board (the "Fed") took action in 2001. The Fed lowered short-term interest rates eleven times during the year, in an attempt to revive the sluggish economy and keep recession at bay. By the end of the year, the federal funds rate stood at 1.75%, its lowest level in more than 40 years. During the first three quarters of the year, however, the moves appeared to do little to stem the tide of earnings warnings and job cuts, particularly from the technology sector. Markets languished, turning in historically low first performance numbers. In September, the horrible events that tragically affected the lives of all Americans also took their toll on the markets, and stock prices continued to slide.

By the fourth quarter, however, some encouraging economic indicators began to point to the prospect of a healthy economy. Declining inventory levels, lower inflation, and low interest rates all pointed toward the possibility of economic recovery. The Fed's actions, combined with proposed tax cuts helped buoy markets in the fourth quarter, and consumer confidence responded positively as well. Although strong market performance in the fourth quarter was not sufficient to erase the losses of the three previous quarters, it did help mitigate the losses.

Most of the industry sectors within the S&P 500 Index posted negative returns for the year. The biggest declines came from the utilities sector (3.12% of the Index as of December 31, 2001), which declined 30.38%, and information technology shares (17.61% of the Index as of December 31, 2001), which fell 25.61%. Telecommunications services (5.49% of the Index as of December 31, 2001) fell 12.24%, and energy stocks (6.34% of the Index) dropped 10.47%. On the positive side, consumer discretionary stocks, (13.14% of the Index), gained 1.74%, and materials (2.61% of the Index) returned 3.34%.

Within the Index's top ten holdings, the best returns came from stocks in the information technology group. Microsoft (3.41% of the Index as of December 31, 2001), the second-largest weighting in the Index, gained an impressive 52.74% during the year. IBM (1.99% of the Index as of December 31, 2001) logged a 43.00% return. The largest holding in the Index, General Electric (3.80% of the Index as of December 31, 2001), however, lost 15.07%, and pharmaceutical giant Pfizer (2.39% of the Index) fell 12.49%. Insurance company AIG (1.98% of the Index) also declined, falling 19.29%.

E*TRADE FUNDS

E*TRADE Funds continue to offer an array of index-based, and actively managed mutual funds. Our family of funds is designed to help investors diversify their portfolios across sectors and product types. Our family mission is based on several core principles. We apply seasoned investment experience to actively managed and indexed funds. We keep expenses low by leveraging technology. Low costs and our 100% online platform put the power of portfolio diversification in your hands.

Please check out http://www.etradefunds.etrade.com for a prospectus containing more information, including fees and expenses. Please read the prospectus carefully before you invest or send money.

This year, we would like to highlight two of our index funds for you. Using an index based portfolio management strategy means that knowledge of the funds' investment strategy is very transparent. For example the E*TRADE Russell 2000 Fund is composed of small cap firms found in the Russell 2000 Index and the E*TRADE S&P 500 Index Fund is composed of firms found on the S&P 500 Index - wasn't that easy...no surprises.

E*TRADE RUSSELL 2000 INDEX FUND

The E*TRADE Russell 2000 Index Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index SM***, a recognized benchmark for the small cap group. Small Cap funds have been noted as a well performing group, according to Kiplinger's Personal Finance Magazine****, in the first year of a recovery, small stocks have outpaced shares of larger companies by 7.5% on average. The reason: Small companies tend to react more quickly to improved economic conditions. Certain risks are associated with investment in small-cap companies. Small-cap companies tend to be: less financially secure than large-capitalization companies; have less diverse product lines; be more susceptible to adverse developments concerning their products; be more thinly traded; have less liquidity; and have greater volatility in the price of their securities.

E*TRADE S&P 500 INDEX FUND

The E*TRADE S&P 500 Index Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expense, the performance of the S&P 500 Index*, a recognized index for representing a broad perspective on the U.S. Economy. The E*TRADE S&P 500 Index fund is available exclusively to E*TRADE customers.

The E*TRADE S&P 500 Index Fund's audited financial statements for the year ended December 31, 2001 are provided below. We hope you will find them useful for evaluating and monitoring your investment. Thank you again for your continued participation in the E*TRADE S&P 500 Index Fund.

Sincerely,



E*TRADE Funds


*Standard & Poor'sTM," "S&PTM", "S&P 500TM", "Standard & Poor's 500(R)," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the E*TRADE S&P 500 Index Fund.

The E*TRADE S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the E*TRADE S&P 500 Index Fund.

** The E*TRADE S&P 500 Index Fund began operations on February 17,1999. Index Comparisons began on March 1, 1999.

*** Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with E*TRADE Asset Management or the Fund. "Frank Russell Company" and "Russell 2000 Index" are service marks of the Frank Russell Company and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The Fund is not sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

**** Kiplinger's Personal Finance Magazine, January 2002. Kiplinger's utilized data back to 1954, which covered the past 10 recessions in the US economy.

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2001



        SECURITY                                                                              SHARES                VALUE
        ------------------------------------------------------------------------------------------------------------------

        COMMON STOCKS--98.33%
        ADVERTISING--0.31%
        ------------------------------------------------------------------------------------------------------------------
        Interpublic Group of Companies Inc.                                                   99,048       $    2,925,875
        Omnicom Group Inc.                                                                    48,745            4,355,366
        TMP Worldwide Inc.                             1                                      28,996            1,243,928
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                8,525,169
        ------------------------------------------------------------------------------------------------------------------

        AEROSPACE / DEFENSE--1.22%
        ------------------------------------------------------------------------------------------------------------------
        Boeing Co.                                                                           219,658            8,518,337
        General Dynamics Corp.                                                                52,925            4,214,947
        Goodrich (B.F.) Co.                                                                   26,737              711,739
        Lockheed Martin Corp.                                                                115,541            5,392,298
        Northrop Grumman Corp.                                                                28,964            2,919,861
        Raytheon Co.                                                                         102,532            3,329,214
        Rockwell Collins                                                                      48,164              939,198
        United Technologies Corp.                                                            122,890            7,942,381
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               33,967,975
        ------------------------------------------------------------------------------------------------------------------

        AIRLINES--0.20%
        ------------------------------------------------------------------------------------------------------------------
        AMR Corp.                                      1                                      40,518              898,284
        Delta Air Lines Inc.                                                                  32,325              945,829
        Southwest Airlines Co.                                                               200,737            3,709,620
        U.S. Airways Group Inc.                        1                                      17,868              113,283
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                5,667,016
        ------------------------------------------------------------------------------------------------------------------

        APPAREL--0.26%
        ------------------------------------------------------------------------------------------------------------------
        Jones Apparel Group Inc.                       1                                      32,906            1,091,492
        Liz Claiborne Inc.                                                                    13,798              686,450
        Nike Inc. "B"                                                                         70,456            3,962,445
        Reebok International Ltd.                      1                                      15,449              409,398
        VF Corp.                                                                              29,106            1,135,425
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                7,285,210
        ------------------------------------------------------------------------------------------------------------------

        AUTO MANUFACTURERS--0.59%
        ------------------------------------------------------------------------------------------------------------------
        Ford Motor Company                                                                   474,963            7,466,418
        General Motors Corp. "A"                                                             145,700            7,081,020
        Navistar International Corp.                                                          15,577              615,291
        PACCAR Inc.                                                                           20,128            1,320,799
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               16,483,528
        ------------------------------------------------------------------------------------------------------------------

        AUTO PARTS & EQUIPMENT--0.20%
        ------------------------------------------------------------------------------------------------------------------
        Cooper Tire & Rubber Co.                                                              19,035              303,799
        Dana Corp.                                                                            38,956              540,709
        Delphi Automotive Systems Corp.                                                      146,940            2,007,200
        Goodyear Tire & Rubber Co.                                                            42,788            1,018,782

        TRW Inc.                                                                              33,123            1,226,876
        Visteon Corp.                                                                         34,193              514,263
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                5,611,629
        ------------------------------------------------------------------------------------------------------------------

        BANKS--6.60%
        ------------------------------------------------------------------------------------------------------------------
        AmSouth Bancorp                                                                       95,582            1,806,500
        Bank of America Corp.                                                                412,656           25,976,695
        Bank of New York Co. Inc.                                                            193,162            7,881,010
        Bank One Corp.                                                                       305,834           11,942,818
        BB&T Corp.                                                                           118,830            4,290,951
        Charter One Financial Inc.                                                            58,951            1,600,520
        Comerica Inc.                                                                         46,708            2,676,368
        Fifth Third Bancorp                                                                  151,550            9,294,562
        FleetBoston Financial Corp.                                                          274,092           10,004,358
        Golden West Financial Corp.                                                           41,341            2,432,918
        Huntington Bancshares Inc.                                                            65,884            1,132,546
        JP Morgan Chase & Co.                                                                517,484           18,810,543
        KeyCorp                                                                              111,069            2,703,419
        Mellon Financial Corp.                                                               122,705            4,616,162
        National City Corp.                                                                  158,945            4,647,552
        Northern Trust Corp.                                                                  58,257            3,508,237
        PNC Financial Services Group                                                          74,506            4,187,237
        Regions Financial Corp.                                                               59,650            1,791,886
        SouthTrust Corp.                                                                      89,881            2,217,364
        State Street Corp.                                                                    85,338            4,458,910
        SunTrust Banks Inc.                                                                   75,751            4,749,588
        Synovus Financial Corp.                                                               76,402            1,913,870
        U.S. Bancorp                                                                         511,686           10,709,588
        Union Planters Corp.                                                                  36,031            1,626,079
        Wachovia Corp.                                                                       356,936           11,193,513
        Washington Mutual Inc.                                                               229,733            7,512,269
        Wells Fargo & Company                                                                444,625           19,318,956
        Zions Bancorp                                                                         24,063            1,265,233
        ------------------------------------------------------------------------------------------------------------------
                                                                                                              184,269,652
        ------------------------------------------------------------------------------------------------------------------

        BEVERAGES--2.48%
        ------------------------------------------------------------------------------------------------------------------
        Anheuser-Busch Companies Inc.                                                        231,928           10,485,465
        Brown-Forman Corp. "B"                                                                17,908            1,121,041
        Coca-Cola Co.                                                                        652,240           30,753,116
        Coca-Cola Enterprises Inc.                                                           116,648            2,209,313
        Coors (Adolf) Company "B"                                                              9,474              505,912
        Pepsi Bottling Group Inc.                                                             74,458            1,749,763
        PepsiCo Inc.                                                                         458,890           22,343,354
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               69,167,964
        ------------------------------------------------------------------------------------------------------------------

        BIOTECHNOLOGY--0.97%
        ------------------------------------------------------------------------------------------------------------------
        Amgen Inc.                                     1                                     274,220           15,476,977
        Biogen Inc.                                    1                                      38,792            2,224,721
        Chiron Corp.                                   1                                      49,611            2,174,946
        Genzyme Corp. - General Division               1                                      55,654            3,331,448
        Immunex Corp.                                  1                                     142,847            3,958,290
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               27,166,382
        ------------------------------------------------------------------------------------------------------------------

        BUILDING MATERIALS--0.15%
        ------------------------------------------------------------------------------------------------------------------
        Masco Corp.                                                                          120,367            2,948,991

        Vulcan Materials Co.                                                                  26,568            1,273,670
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                4,222,661
        ------------------------------------------------------------------------------------------------------------------

        CHEMICALS--1.21%
        ------------------------------------------------------------------------------------------------------------------
        Air Products & Chemicals Inc.                                                         59,624            2,796,962
        Ashland Inc.                                                                          18,108              834,417
        Dow Chemical Co.                                                                     236,550            7,990,659
        Du Pont (E.I.) de Nemours                                                            268,883           11,430,216
        Eastman Chemical Co.                                                                  20,224              789,140
        Engelhard Corp.                                                                       34,043              942,310
        Great Lakes Chemical Corp.                                                            13,163              319,598
        Hercules Inc.                                  1                                      28,458              284,580
        PPG Industries Inc.                                                                   44,162            2,284,059
        Praxair Inc.                                                                          42,188            2,330,887
        Rohm & Haas Co. "A"                                                                   57,803            2,001,718
        Sherwin-Williams Co.                                                                  40,508            1,113,970
        Sigma-Aldrich Corp.                                                                   19,241              758,288
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               33,876,804
        ------------------------------------------------------------------------------------------------------------------

        COMMERCIAL SERVICES--0.96%
        ------------------------------------------------------------------------------------------------------------------
        Block (H & R) Inc.                                                                    48,121            2,151,009
        Cendant Corp.                                  1                                     257,429            5,048,183
        Concord EFS Inc.                               1                                     132,124            4,331,025
        Convergys Corp.                                1                                      45,132            1,691,999
        Deluxe Corp.                                                                          17,404              723,658
        Donnelley (R.R.) & Sons Co.                                                           30,033              891,680
        Ecolab Inc.                                                                           33,531            1,349,623
        Equifax Inc.                                                                          37,999              917,676
        McKesson HBOC Inc.                                                                    75,007            2,805,262
        Moody's Corp.                                                                         40,916            1,630,912
        Paychex Inc.                                                                          98,173            3,421,329
        Quintiles Transnational Corp.                  1                                      31,372              504,462
        Robert Half International Inc.                 1                                      46,000            1,228,200
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               26,695,018
        ------------------------------------------------------------------------------------------------------------------

        COMPUTERS--5.95%
        ------------------------------------------------------------------------------------------------------------------
        Apple Computer Inc.                            1                                      92,012            2,015,063
        Cisco Systems Inc.                             1                                   1,923,827           34,840,507
        Compaq Computer Corp.                                                                444,308            4,336,446
        Computer Sciences Corp.                        1                                      44,674            2,188,133
        Dell Computer Corp.                            1                                     684,560           18,606,341
        Electronic Data Systems Corp.                                                        124,337            8,523,301
        EMC Corp.                                      1                                     581,106            7,810,065
        Gateway Inc.                                   1                                      84,970              683,159
        Hewlett-Packard Co.                                                                  508,837           10,451,512
        International Business Machines Corp.                                                451,821           54,652,268
        Lexmark International Group Inc. "A"           1                                      34,095            2,011,605
        NCR Corp.                                      1                                      25,479              939,156
        Network Appliance Inc.                         1                                      86,850            1,899,409
        Palm Inc.                                      1                                     148,978              578,035
        Sapient Corp.                                  1                                      33,137              255,818
        Sun Microsystems Inc.                          1                                     850,218           10,457,681
        Unisys Corp.                                   1                                      83,696            1,049,548
        Veritas Software Corp.                         1                                     105,143            4,713,561
        ------------------------------------------------------------------------------------------------------------------
                                                                                                              166,011,608
        ------------------------------------------------------------------------------------------------------------------

        ------------------------------------------------------------------------------------------------------------------

        COSMETICS / PERSONAL CARE--2.04%
        ------------------------------------------------------------------------------------------------------------------
        Alberto-Culver Co. "B"                                                                14,876              665,552
        Avon Products Inc.                                                                    61,961            2,881,187
        Colgate-Palmolive Co.                                                                144,706            8,356,772
        Gillette Co.                                                                         276,796            9,244,986
        International Flavors & Fragrances Inc.                                               24,871              738,917
        Kimberly-Clark Corp.                                                                 137,739            8,236,792
        Procter & Gamble Co.                                                                 339,820           26,889,957
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               57,014,163
        ------------------------------------------------------------------------------------------------------------------

        DISTRIBUTION / WHOLESALE--0.29%
        ------------------------------------------------------------------------------------------------------------------
        Costco Wholesale Corp.                         1                                     118,610            5,263,912
        Genuine Parts Co.                                                                     45,431            1,667,318
        Grainger (W.W.) Inc.                                                                  24,536            1,177,728
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                8,108,958
        ------------------------------------------------------------------------------------------------------------------

        DIVERSIFIED FINANCIAL SERVICES--6.45%
        ------------------------------------------------------------------------------------------------------------------
        American Express Co.                                                                 349,944           12,489,501
        Bear Stearns Companies Inc.                                                           24,689            1,447,763
        Capital One Financial Corp.                                                           56,357            3,040,460
        Citigroup Inc.                                                                     1,349,400           68,117,712
        Countrywide Credit Industries Inc.                                                    32,058            1,313,416
        Fannie Mae                                                                           262,021           20,830,670
        Franklin Resources Inc.                                                               68,403            2,412,574
        Freddie Mac                                                                          182,303           11,922,616
        Household International Inc.                                                         120,051            6,955,755
        Lehman Brothers Holdings Inc.                                                         62,504            4,175,267
        MBNA Corp.                                                                           223,408            7,863,962
        Merrill Lynch & Co. Inc.                                                             221,976           11,569,389
        Morgan Stanley Dean Witter & Co.                                                     287,652           16,091,253
        Providian Financial Corp.                                                             74,545              264,635
        Schwab (Charles) Corp.                                                               358,451            5,545,237
        Stilwell Financial Inc.                                                               58,053            1,580,203
        T Rowe Price Group Inc.                                                               32,381            1,124,592
        USA Education Inc.                                                                    41,118            3,454,734
        ------------------------------------------------------------------------------------------------------------------
                                                                                                              180,199,739
        ------------------------------------------------------------------------------------------------------------------

        ELECTRIC--2.46%
        ------------------------------------------------------------------------------------------------------------------
        AES Corp.                                      1                                     139,811            2,285,910
        Allegheny Energy Inc.                                                                 32,798            1,187,944
        Ameren Corp.                                                                          36,096            1,526,861
        American Electric Power Inc.                                                          84,517            3,679,025
        Calpine Corp.                                  1                                      80,080            1,344,543
        Cinergy Corp.                                                                         41,732            1,395,101
        CMS Energy Corp.                                                                      34,878              838,118
        Consolidated Edison Inc.                                                              55,666            2,246,680
        Constellation Energy Group Inc.                                                       42,938            1,140,004
        Dominion Resources Inc.                                                               68,988            4,146,179
        DTE Energy Co.                                                                        42,661            1,789,202
        Duke Energy Corp.                                                                    203,570            7,992,158
        Edison International                           1                                      85,455            1,290,371
        Entergy Corp.                                                                         57,975            2,267,402
        Exelon Corp.                                                                          84,163            4,029,724
        FirstEnergy Corp.                                                                     78,057            2,730,434



        FPL Group Inc.                                                                        46,128            2,601,619
        Mirant Corp.                                   1                                     105,075            1,683,301
        Niagara Mohawk Holdings Inc.                   1                                      42,028              745,156
        NiSource Inc.                                                                         54,239            1,250,751
        PG&E Corp.                                     1                                     101,571            1,954,226
        Pinnacle West Capital Corp.                                                           22,200              929,070
        PPL Corp.                                                                             38,411            1,338,623
        Progress Energy Inc.                                                                  57,372            2,583,461
        Public Service Enterprise Group Inc.                                                  54,416            2,295,811
        Reliant Energy Inc.                                                                   78,200            2,073,864
        Southern Co.                                                                         182,321            4,621,837
        TECO Energy Inc.                                                                      36,601              960,410
        TXU Corporation                                                                       69,532            3,278,434
        Xcel Energy Inc.                                                                      90,627            2,513,993
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               68,720,212
        ------------------------------------------------------------------------------------------------------------------

        ELECTRICAL COMPONENTS & EQUIPMENT--0.32%
        ------------------------------------------------------------------------------------------------------------------
        American Power Conversion Corp.                1                                      51,285              741,581
        Emerson Electric Co.                                                                 112,246            6,409,247
        Molex Inc.                                                                            51,328            1,588,602
        Power-One Inc.                                 1                                      20,681              215,289
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                8,954,719
        ------------------------------------------------------------------------------------------------------------------

        ELECTRONICS--0.77%
        ------------------------------------------------------------------------------------------------------------------
        Agilent Technologies Inc.                      1                                     120,818            3,444,521
        Applera Corp. - Applied Biosystems Group                                              55,586            2,182,862
        Jabil Circuit Inc.                             1                                      51,708            1,174,806
        Johnson Controls Inc.                                                                 22,892            1,848,529
        Millipore Corp.                                                                       12,523              760,146
        Parker Hannifin Corp.                                                                 30,759            1,412,146
        PerkinElmer Inc.                                                                      32,310            1,131,496
        Sanmina Corp.                                  1                                     136,624            2,718,818
        Solectron Corp.                                1                                     215,231            2,427,806
        Symbol Technologies Inc.                                                              59,902              951,244
        Tektronix Inc.                                 1                                      24,130              622,071
        Thermo Electron Corp.                          1                                      46,632            1,112,640
        Thomas & Betts Corp.                                                                  15,251              322,559
        Waters Corp.                                   1                                      34,293            1,328,854
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               21,438,498
        ------------------------------------------------------------------------------------------------------------------

        ENGINEERING & CONSTRUCTION--0.03%
        ------------------------------------------------------------------------------------------------------------------
        Fluor Corp.                                                                           21,011              785,811
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                  785,811
        ------------------------------------------------------------------------------------------------------------------

        ENTERTAINMENT--0.06%
        ------------------------------------------------------------------------------------------------------------------
        International Game Technology Inc.             1                                      23,004            1,571,173
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                1,571,173
        ------------------------------------------------------------------------------------------------------------------

        ENVIRONMENTAL CONTROL--0.21%
        ------------------------------------------------------------------------------------------------------------------
        Allied Waste Industries Inc.                   1                                      51,661              726,354
        Waste Management Inc.                                                                164,662            5,254,364
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                5,980,718
        ------------------------------------------------------------------------------------------------------------------

        FOOD--2.11%
        ------------------------------------------------------------------------------------------------------------------


        Albertson's Inc.                                                                     106,507            3,353,905
        Archer-Daniels-Midland Co.                                                           173,449            2,488,993
        Campbell Soup Co.                                                                    107,448            3,209,472
        ConAgra Foods Inc.                                                                   140,917            3,349,597
        General Mills Inc.                                                                    95,549            4,969,503
        Heinz (H.J.) Co.                                                                      91,837            3,776,337
        Hershey Foods Corp.                                                                   35,570            2,408,089
        Kellogg Co.                                                                          106,612            3,209,021
        Kroger Co.                                     1                                     210,691            4,397,121
        Safeway Inc.                                   1                                     131,640            5,495,970
        Sara Lee Corp.                                                                       205,453            4,567,220
        SUPERVALU Inc.                                                                        34,962              773,359
        Sysco Corp.                                                                          174,818            4,583,728
        Unilever NV - NY Shares                                                              149,915            8,636,603
        Winn-Dixie Stores Inc.                                                                36,866              525,341
        Wrigley (William Jr.) Co.                                                             59,070            3,034,426
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               58,778,685
        ------------------------------------------------------------------------------------------------------------------

        FOREST PRODUCTS & PAPER--0.51%
        ------------------------------------------------------------------------------------------------------------------
        Boise Cascade Corp.                                                                   15,221              517,666
        Georgia-Pacific Corp.                                                                 60,265            1,663,917
        International Paper Co.                                                              126,410            5,100,644
        Louisiana-Pacific Corp.                                                               27,397              231,231
        Mead Corp.                                                                            26,040              804,376
        Temple-Inland Inc.                                                                    12,943              734,256
        Westvaco Corp.                                                                        26,831              763,342
        Weyerhaeuser Co.                                                                      56,719            3,067,364
        Willamette Industries Inc.                                                            28,820            1,502,098
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               14,384,894
        ------------------------------------------------------------------------------------------------------------------

        GAS--0.12%
        ------------------------------------------------------------------------------------------------------------------
        KeySpan Corp.                                                                         36,480            1,264,032
        NICOR Inc.                                                                            11,746              489,103
        Peoples Energy Corp.                                                                   9,285              352,180
        Sempra Energy                                                                         54,344            1,334,145
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                3,439,460
        ------------------------------------------------------------------------------------------------------------------

        HAND / MACHINE TOOLS--0.08%
        ------------------------------------------------------------------------------------------------------------------
        Black & Decker Corp.                                                                  20,927              789,576
        Snap-On Inc.                                                                          15,186              511,161
        Stanley Works (The)                                                                   22,387            1,042,563
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                2,343,300
        ------------------------------------------------------------------------------------------------------------------

        HEALTH CARE--4.08%
        ------------------------------------------------------------------------------------------------------------------
        Aetna Inc.                                                                            37,593            1,240,193
        Bard (C.R.) Inc.                                                                      13,404              864,558
        Bausch & Lomb Inc.                                                                    14,063              529,613
        Baxter International Inc.                                                            154,839            8,304,016
        Becton Dickinson & Co.                                                                67,812            2,247,968
        Biomet Inc.                                                                           70,717            2,185,155
        Boston Scientific Corp.                        1                                     105,790            2,551,655
        Guidant Corp.                                  1                                      79,925            3,980,265
        HCA - The Healthcare Company                                                         135,082            5,206,060
        Health Management Associates Inc. "A"          1                                      64,307            1,183,249



        Healthsouth Corp.                              1                                     102,894            1,524,889
        Humana Inc.                                    1                                      44,246              521,660
        Johnson & Johnson                                                                    804,539           47,548,255
        Manor Care Inc.                                1                                      26,850              636,614
        Medtronic Inc.                                                                       317,528           16,260,609
        St. Jude Medical Inc.                          1                                      22,833            1,772,982
        Stryker Corp.                                                                         51,568            3,010,024
        Tenet Healthcare Corp.                         1                                      85,368            5,012,809
        UnitedHealth Group Inc.                                                               81,775            5,787,217
        Wellpoint Health Networks Inc.                 1                                      16,725            1,954,316
        Zimmer Holdings Inc.                           1                                      50,833            1,552,440
        ------------------------------------------------------------------------------------------------------------------
                                                                                                              113,874,547
        ------------------------------------------------------------------------------------------------------------------

        HOME BUILDERS--0.08%
        ------------------------------------------------------------------------------------------------------------------
        Centex Corp.                                                                          15,937              909,843
        KB HOME                                                                               13,198              529,240
        Pulte Corp.                                                                           15,455              690,375
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                2,129,458
        ------------------------------------------------------------------------------------------------------------------

        HOME FURNISHINGS--0.11%
        ------------------------------------------------------------------------------------------------------------------
        Leggett & Platt Inc.                                                                  51,535            1,185,305
        Maytag Corp.                                                                          20,133              624,727
        Whirlpool Corp.                                                                       17,552            1,287,088
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                3,097,120
        ------------------------------------------------------------------------------------------------------------------

        HOUSEHOLD PRODUCTS / WARES--0.29%
        ------------------------------------------------------------------------------------------------------------------
        American Greetings Corp. "A"                                                          16,656              229,520
        Avery Dennison Corp.                                                                  28,823            1,629,364
        Clorox Co.                                                                            61,001            2,412,590
        Fortune Brands Inc.                                                                   38,972            1,542,901
        Newell Rubbermaid Inc.                                                                69,943            1,928,329
        Tupperware Corp.                                                                      15,244              293,447
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                8,036,151
        ------------------------------------------------------------------------------------------------------------------

        INSURANCE--4.34%
        ------------------------------------------------------------------------------------------------------------------
        AFLAC Inc.                                                                           136,957            3,363,664
        Allstate Corp.                                                                       187,015            6,302,406
        Ambac Financial Group Inc.                                                            27,680            1,601,565
        American International Group Inc.                                                    685,210           54,405,674
        AON Corp.                                                                             70,611            2,508,103
        Chubb Corp.                                                                           44,533            3,072,777
        CIGNA Corp.                                                                           37,933            3,514,492
        Cincinnati Financial Corp.                                                            42,366            1,616,263
        Conseco Inc.                                   1                                      90,418              403,264
        Hancock (John) Financial Services Inc.                                                78,337            3,235,318
        Hartford Financial Services Group Inc.                                                64,305            4,040,283
        Jefferson-Pilot Corp.                                                                 39,461            1,825,860
        Lincoln National Corp.                                                                49,690            2,413,443
        Loews Corp.                                                                           50,225            2,781,461
        Marsh & McLennan Companies Inc.                                                       72,035            7,740,161
        MBIA Inc.                                                                             38,926            2,087,601
        MetLife Inc.                                                                         190,096            6,022,241
        MGIC Investment Corp.                                                                 28,113            1,735,134
        Progressive Corporation                                                               19,227            2,870,591
        SAFECO Corp.                                                                          33,512            1,043,899
        St. Paul Companies Inc.                                                               54,399            2,391,924



        Torchmark Corp.                                                                       32,569            1,280,939
        UnumProvident Corp.                                                                   63,487            1,683,040
        XL Capital Ltd. "A"                                                                   34,796            3,178,963
        ------------------------------------------------------------------------------------------------------------------
                                                                                                              121,119,066
        ------------------------------------------------------------------------------------------------------------------

        IRON / STEEL--0.07%
        ------------------------------------------------------------------------------------------------------------------
        Allegheny Technologies Inc.                                                           21,051              352,604
        Nucor Corp.                                                                           20,402            1,080,490
        USX-U.S. Steel Group Inc.                                                             23,395              423,683
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                1,856,777
        ------------------------------------------------------------------------------------------------------------------

        LEISURE TIME--0.38%
        ------------------------------------------------------------------------------------------------------------------
        Brunswick Corp.                                                                       23,011              500,719
        Carnival Corp. "A"                                                                   153,741            4,317,047
        Harley-Davidson Inc.                                                                  79,402            4,312,323
        Sabre Holdings Corp.                           1                                      35,010            1,482,674
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               10,612,763
        ------------------------------------------------------------------------------------------------------------------

        LODGING--0.22%
        ------------------------------------------------------------------------------------------------------------------
        Harrah's Entertainment Inc.                    1                                      29,432            1,089,278
        Hilton Hotels Corp.                                                                   96,861            1,057,722
        Marriott International Inc. "A"                                                       63,205            2,569,283
        Starwood Hotels & Resorts Worldwide Inc.                                              51,866            1,548,200
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                6,264,483
        ------------------------------------------------------------------------------------------------------------------

        MACHINERY--0.45%
        ------------------------------------------------------------------------------------------------------------------
        Caterpillar Inc.                                                                      90,031            4,704,120
        Cummins Engine Company Inc.                                                           10,832              417,465
        Deere & Co.                                                                           61,588            2,688,932
        Dover Corp.                                                                           53,091            1,968,083
        Ingersoll-Rand Co.                                                                    44,061            1,842,190
        McDermott International Inc.                   1                                      16,178              198,504
        Rockwell International Corp.                                                          48,206              860,959
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               12,680,253
        ------------------------------------------------------------------------------------------------------------------

        MANUFACTURERS--6.11%
        ------------------------------------------------------------------------------------------------------------------
        Cooper Industries Inc.                                                                24,568              857,915
        Crane Co.                                                                             15,650              401,266
        Danaher Corp.                                                                         37,486            2,260,781
        Eastman Kodak Co.                                                                     76,306            2,245,686
        Eaton Corp.                                                                           18,176            1,352,476
        General Electric Co.                                                               2,603,789          104,359,863
        Honeywell International Inc.                                                         213,286            7,213,333
        Illinois Tool Works Inc.                                                              79,912            5,411,641
        ITT Industries Inc.                                                                   23,185            1,170,843
        Minnesota Mining & Manufacturing Co.                                                 102,837           12,156,362
        Pall Corp.                                                                            32,036              770,786
        Textron Inc.                                                                          37,048            1,536,010
        Tyco International Ltd.                                                              523,283           30,821,369
        ------------------------------------------------------------------------------------------------------------------
                                                                                                              170,558,331
        ------------------------------------------------------------------------------------------------------------------

        MEDIA--3.71%
        ------------------------------------------------------------------------------------------------------------------
        AOL Time Warner Inc.                           1                                   1,161,034           37,269,191
        Clear Channel Communications Inc.              1                                     156,751            7,980,193
        Comcast Corp. "A"                              1                                     247,839            8,922,204



        Dow Jones & Co. Inc.                                                                  22,275            1,219,111
        Gannett Co. Inc.                                                                      69,466            4,670,199
        Knight Ridder Inc.                                                                    22,055            1,432,031
        McGraw-Hill Companies Inc.                                                            50,699            3,091,625
        Meredith Corp.                                                                        12,935              461,133
        New York Times Co. "A"                                                                39,761            1,719,663
        Tribune Co.                                                                           78,133            2,924,518
        Univision Communications Inc.                  1                                      55,102            2,229,427
        Viacom Inc. "B"                                1                                     465,118           20,534,960
        Walt Disney Co. (The)                                                                534,695           11,078,880
        ------------------------------------------------------------------------------------------------------------------
                                                                                                              103,533,135
        ------------------------------------------------------------------------------------------------------------------

        METAL FABRICATE / HARDWARE--0.01%
        ------------------------------------------------------------------------------------------------------------------
        Worthington Industries Inc.                                                           22,397              318,037
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                  318,037
        ------------------------------------------------------------------------------------------------------------------

        MINING--0.61%
        ------------------------------------------------------------------------------------------------------------------
        Alcan Aluminum Ltd.                                                                   84,161            3,023,905
        Alcoa Inc.                                                                           222,758            7,919,047
        Barrick Gold Corp.                                                                   140,585            2,242,331
        Freeport-McMoRan Copper & Gold Inc.            1                                      37,762              505,633
        Inco Ltd.                                      1                                      47,702              808,072
        Newmont Mining Corp.                                                                  51,417              982,579
        Phelps Dodge Corp.                                                                    20,642              668,801
        Placer Dome Inc.                                                                      86,120              939,569
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               17,089,937
        ------------------------------------------------------------------------------------------------------------------

        OFFICE / BUSINESS EQUIPMENT--0.16%
        ------------------------------------------------------------------------------------------------------------------
        Pitney Bowes Inc.                                                                     63,958            2,405,460
        Xerox Corp.                                                                          188,841            1,967,723
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                4,373,183
        ------------------------------------------------------------------------------------------------------------------

        OIL & GAS PRODUCERS--5.80%
        ------------------------------------------------------------------------------------------------------------------
        Amerada Hess Corp.                                                                    23,263            1,453,938
        Anadarko Petroleum Corp.                                                              65,245            3,709,178
        Apache Corp.                                                                          35,957            1,793,525
        Burlington Resources Inc.                                                             52,658            1,976,781
        ChevronTexaco Corp.                                                                  279,803           25,073,147
        Conoco Inc.                                                                          164,053            4,642,700
        Devon Energy Corp.                                                                    33,051            1,277,421
        EOG Resources Inc.                                                                    30,289            1,184,603
        Exxon Mobil Corp.                                                                  1,794,159           70,510,449
        Kerr-McGee Corp.                                                                      26,277            1,439,980
        Kinder Morgan Inc.                                                                    29,278            1,630,492
        Nabors Industries Inc.                         1                                      36,948            1,268,425
        Noble Drilling Corp.                           1                                      34,687            1,180,745
        Occidental Petroleum Corp.                                                            97,987            2,599,595
        Phillips Petroleum Co.                                                               100,003            6,026,181
        Rowan Companies Inc.                           1                                      24,586              476,231
        Royal Dutch Petroleum Co. - NY Shares                                                557,089           27,308,503
        Sunoco Inc.                                                                           20,615              769,764
        Transocean Sedco Forex Inc.                                                           83,609            2,827,656
        Unocal Corp.                                                                          63,995            2,308,300
        USX-Marathon Group Inc.                                                               81,149            2,434,470
        ------------------------------------------------------------------------------------------------------------------
                                                                                                              161,892,084
        ------------------------------------------------------------------------------------------------------------------

        ------------------------------------------------------------------------------------------------------------------

        OIL & GAS SERVICES--0.46%
        ------------------------------------------------------------------------------------------------------------------
        Baker Hughes Inc.                                                                     88,095            3,212,825
        Halliburton Co.                                                                      112,614            1,475,243
        Schlumberger Ltd.                                                                    151,002            8,297,560
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               12,985,628
        ------------------------------------------------------------------------------------------------------------------

        PACKAGING & CONTAINERS--0.10%
        ------------------------------------------------------------------------------------------------------------------
        Ball Corp.                                                                             7,187              508,121
        Bemis Co.                                                                             13,848              681,045
        Pactiv Corp.                                   1                                      41,783              741,648
        Sealed Air Corp.                               1                                      21,960              896,407
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                2,827,221
        ------------------------------------------------------------------------------------------------------------------

        PHARMACEUTICALS--8.74%
        ------------------------------------------------------------------------------------------------------------------
        Abbott Laboratories                                                                  407,189           22,700,787
        Allergan Inc.                                                                         34,407            2,582,245
        American Home Products Corp.                                                         346,014           21,231,419
        AmerisourceBergen Corp.                                                               26,985            1,714,897
        Bristol-Myers Squibb Co.                                                             507,481           25,881,531
        Cardinal Health Inc.                                                                 118,261            7,646,756
        Forest Laboratories Inc. "A"                   1                                      46,676            3,825,098
        King Pharmaceuticals Inc.                      1                                      64,425            2,714,225
        Lilly (Eli) and Company                                                              294,861           23,158,383
        MedImmune Inc.                                 1                                      56,140            2,602,089
        Merck & Co. Inc.                                                                     596,619           35,081,197
        Pfizer Inc.                                                                        1,648,904           65,708,824
        Pharmacia Corporation                                                                338,192           14,423,889
        Schering-Plough Corp.                                                                384,006           13,751,255
        Watson Pharmaceuticals Inc.                    1                                      27,925              876,566
        ------------------------------------------------------------------------------------------------------------------
                                                                                                              243,899,161
        ------------------------------------------------------------------------------------------------------------------

        PIPELINES--0.42%
        ------------------------------------------------------------------------------------------------------------------
        Dynegy Inc. "A"                                                                       92,043            2,347,097
        El Paso Corp.                                                                        133,847            5,970,915
        Williams Companies Inc.                                                              135,171            3,449,564
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               11,767,576
        ------------------------------------------------------------------------------------------------------------------

        REAL ESTATE INVESTMENT TRUSTS--0.19%
        ------------------------------------------------------------------------------------------------------------------
        Equity Office Properties Trust                                                       108,673            3,268,884
        Equity Residential Properties Trust                                                   71,026            2,039,156
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                5,308,040
        ------------------------------------------------------------------------------------------------------------------

        RETAIL--6.86%
        ------------------------------------------------------------------------------------------------------------------
        AutoZone Inc.                                  1                                      28,277            2,030,260
        Bed Bath & Beyond Inc.                         1                                      76,072            2,578,841
        Best Buy Co. Inc.                              1                                      55,305            4,119,116
        Big Lots Inc.                                                                         29,856              310,502
        Circuit City Stores Inc.                                                              54,638            1,417,856
        CVS Corp.                                                                            102,496            3,033,882
        Darden Restaurants Inc.                                                               30,569            1,082,143
        Dillards Inc. "A"                                                                     21,955              351,280
        Dollar General Corp.                                                                  86,713            1,292,024
        Family Dollar Stores Inc.                                                             45,215            1,355,546
        Federated Department Stores Inc.               1                                      50,536            2,066,922



        Gap Inc. (The)                                                                       226,203            3,153,270
        Home Depot Inc.                                                                      614,619           31,351,715
        Kmart Corp.                                    1                                     130,727              713,769
        Kohls Corp.                                    1                                      87,853            6,188,365
        Limited Inc.                                                                         112,414            1,654,734
        Lowe's Companies Inc.                                                                203,091            9,425,453
        May Department Stores Co.                                                             78,476            2,902,042
        McDonald's Corp.                                                                     337,150            8,924,361
        Nordstrom Inc.                                                                        35,253              713,168
        Office Depot Inc.                              1                                      80,515            1,492,748
        Penney (J.C.) Company Inc.                                                            69,194            1,861,319
        RadioShack Corp.                                                                      47,012            1,415,061
        Sears, Roebuck and Co.                                                                84,612            4,030,916
        Staples Inc.                                   1                                     121,074            2,264,084
        Starbucks Corp.                                1                                     100,003            1,905,057
        Target Corp.                                                                         236,787            9,720,106
        Tiffany & Co.                                                                         38,313            1,205,710
        TJX Companies Inc.                                                                    71,535            2,851,385
        Toys R Us Inc.                                 1                                      52,070            1,079,932
        Tricon Global Restaurants Inc.                 1                                      38,254            1,882,097
        Walgreen Co.                                                                         267,550            9,005,733
        Wal-Mart Stores Inc.                                                               1,169,021           67,277,159
        Wendy's International Inc.                                                            27,428              800,075
        ------------------------------------------------------------------------------------------------------------------
                                                                                                              191,456,631
        ------------------------------------------------------------------------------------------------------------------

        SEMICONDUCTORS--4.24%
        ------------------------------------------------------------------------------------------------------------------
        Advanced Micro Devices Inc.                    1                                      89,131            1,413,618
        Altera Corp.                                   1                                     101,026            2,143,772
        Analog Devices Inc.                            1                                      94,886            4,211,990
        Applied Materials Inc.                         1                                     214,094            8,585,169
        Applied Micro Circuits Corp.                   1                                      78,247              885,756
        Broadcom Corp. "A"                             1                                      68,802            2,811,938
        Conexant Systems Inc.                          1                                      66,834              959,736
        Intel Corp.                                                                        1,760,448           55,366,090
        KLA-Tencor Corp.                               1                                      48,606            2,408,913
        Linear Technology Corp.                                                               83,032            3,241,569
        LSI Logic Corp.                                1                                      96,221            1,518,367
        Maxim Integrated Products Inc.                 1                                      84,706            4,447,912
        Micron Technology Inc.                         1                                     157,181            4,872,611
        National Semiconductor Corp.                   1                                      46,139            1,420,620
        Novellus Systems Inc.                          1                                      37,589            1,482,886
        NVIDIA Corp.                                   1                                      37,919            2,536,781
        PMC - Sierra Inc.                              1                                      43,298              920,515
        QLogic Corp.                                   1                                      24,302            1,081,682
        Teradyne Inc.                                  1                                      47,433            1,429,631
        Texas Instruments Inc.                                                               454,327           12,721,156
        Vitesse Semiconductor Corp.                    1                                      49,965              621,065
        Xilinx Inc.                                    1                                      87,610            3,421,171
        ------------------------------------------------------------------------------------------------------------------
                                                                                                              118,502,948
        ------------------------------------------------------------------------------------------------------------------

        SOFTWARE--5.70%
        ------------------------------------------------------------------------------------------------------------------
        Adobe Systems Inc.                                                                    62,212            1,931,683
        Autodesk Inc.                                                                         14,373              535,682
        Automatic Data Processing Inc.                                                       161,724            9,525,544
        BMC Software Inc.                              1                                      64,055            1,048,580



        Citrix Systems Inc.                            1                                      49,235            1,115,665
        Computer Associates International Inc.                                               151,072            5,210,473
        Compuware Corp.                                1                                      97,535            1,149,938
        First Data Corp.                                                                     100,062            7,849,864
        Fiserv Inc.                                    1                                      49,089            2,077,446
        IMS Health Inc.                                                                       77,509            1,512,201
        Intuit Inc.                                    1                                      55,621            2,378,354
        Mercury Interactive Corp.                      1                                      21,696              737,230
        Microsoft Corp.                                1                                   1,412,595           93,584,419
        Novell Inc.                                    1                                      94,994              436,022
        Oracle Corp.                                   1                                   1,458,735           20,145,130
        Parametric Technology Corp.                    1                                      68,861              537,804
        PeopleSoft Inc.                                1                                      79,439            3,193,448
        Siebel Systems Inc.                            1                                     121,270            3,393,135
        Yahoo! Inc.                                    1                                     149,400            2,650,356
        ------------------------------------------------------------------------------------------------------------------
                                                                                                              159,012,974
        ------------------------------------------------------------------------------------------------------------------

        TELECOMMUNICATION EQUIPMENT--1.47%
        ------------------------------------------------------------------------------------------------------------------
        ADC Telecommunications Inc.                    1                                     207,070              952,522
        Andrew Corp.                                   1                                      21,349              467,330
        Avaya Inc.                                     1                                      75,246              914,239
        Ciena Corp.                                    1                                      85,815            1,228,013
        Comverse Technology Inc.                       1                                      48,651            1,088,323
        JDS Uniphase Corp.                             1                                     348,233            3,040,074
        Lucent Technologies Inc.                                                             895,480            5,632,569
        Motorola Inc.                                                                        583,774            8,768,285
        Nortel Networks Corp.                                                                839,516            6,296,370
        QUALCOMM Inc.                                  1                                     200,495           10,124,998
        Scientific-Atlanta Inc.                                                               40,988              981,253
        Tellabs Inc.                                   1                                     107,532            1,608,679
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               41,102,655
        ------------------------------------------------------------------------------------------------------------------

        TELECOMMUNICATIONS--2.19%
        ------------------------------------------------------------------------------------------------------------------
        AT&T Wireless Services Inc.                    1                                     663,672            9,536,967
        Citizen Communications Co.                     1                                      73,459              783,073
        Corning Inc.                                                                         248,056            2,212,660
        Nextel Communications Inc. "A"                 1                                     209,383            2,294,838
        Qwest Communications International Inc.                                              436,688            6,170,401
        Sprint Corp. (PCS Group)                       1                                     258,531            6,310,742
        Verizon Communications Inc.                                                          711,957           33,789,479
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               61,098,160
        ------------------------------------------------------------------------------------------------------------------

        TELEPHONE--3.29%
        ------------------------------------------------------------------------------------------------------------------
        Alltel Corp.                                                                          81,416            5,025,810
        AT&T Corp.                                                                           927,968           16,833,339
        BellSouth Corp.                                                                      492,298           18,781,169
        CenturyTel Inc.                                                                       37,009            1,213,895
        SBC Communications Inc.                                                              881,682           34,535,484
        Sprint Corp. (FON Group)                                                             232,672            4,672,054
        WorldCom Inc.                                  1                                     773,580           10,892,006
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               91,953,757
        ------------------------------------------------------------------------------------------------------------------

        TEXTILES--0.08%
        ------------------------------------------------------------------------------------------------------------------
        Cintas Corp.                                                                          44,513            2,136,624
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                2,136,624
        ------------------------------------------------------------------------------------------------------------------

        ------------------------------------------------------------------------------------------------------------------

        TOBACCO--0.99%
        ------------------------------------------------------------------------------------------------------------------
        Philip Morris Companies Inc.                                                         568,288           26,056,005
        UST Inc.                                                                              43,385            1,518,475
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               27,574,480
        ------------------------------------------------------------------------------------------------------------------

        TOYS / GAMES / HOBBIES--0.10%
        ------------------------------------------------------------------------------------------------------------------
        Hasbro Inc.                                                                           45,310              735,381
        Mattel Inc.                                                                          113,209            1,947,195
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                2,682,576
        ------------------------------------------------------------------------------------------------------------------

        TRANSPORTATION--0.52%
        ------------------------------------------------------------------------------------------------------------------
        Burlington Northern Santa Fe Corp.                                                   101,419            2,893,484
        CSX Corp.                                                                             55,909            1,959,610
        FedEx Corp.                                    1                                      78,193            4,056,653
        Norfolk Southern Corp.                                                               101,118            1,853,493
        Union Pacific Corp.                                                                   65,153            3,713,721
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               14,476,961
        ------------------------------------------------------------------------------------------------------------------

        TRUCKING & LEASING--0.01%
        ------------------------------------------------------------------------------------------------------------------
        Ryder System Inc.                                                                     15,912              352,451
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                  352,451
        ------------------------------------------------------------------------------------------------------------------

        TOTAL COMMON STOCKS
        (Cost: $2,693,024,742)                                                                              2,745,244,114
        ------------------------------------------------------------------------------------------------------------------

        Security                                                                         FACE AMOUNT                VALUE
        ------------------------------------------------------------------------------------------------------------------

        SHORT TERM INSTRUMENTS--8.20%
        ------------------------------------------------------------------------------------------------------------------
        Barclays Global Investors Funds Institutional
        Money Market Fund, Institutional Shares                                         $119,556,590          119,556,590
        Dreyfus Money Market Fund                                                         37,525,410           37,525,410
        General Electric Commercial Paper
          1.92%, 01/07/02                                                                  9,500,000            9,500,000
        Goldman Sachs Financial Square Prime
        Obligation Fund                                                                   17,724,695           17,724,695
        Providian Temp Cash Money Market Fund                                             36,786,836           36,786,836
        U.S. Treasury Bill
          1.69%, 03/28/02                              2,3                                 8,050,000            8,017,687
        ------------------------------------------------------------------------------------------------------------------
        TOTAL SHORT TERM INSTRUMENTS
        (Cost: $229,111,412)                                                                                  229,111,218
        ------------------------------------------------------------------------------------------------------------------


        TOTAL INVESTMENTS IN SECURITIES -- 106.53%
        (Cost $2,922,136,154)                                                                               2,974,355,332
        ------------------------------------------------------------------------------------------------------------------
        Other Assets, Less Liabilities -- (6.53%)                                                            (182,441,382)
        ------------------------------------------------------------------------------------------------------------------
        NET ASSETS -- 100.00%                                                                              $2,791,913,950
        ==================================================================================================================

1       Non-income earning securities.
2       Yield to Maturity.
3 This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See
        Note 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE S&P 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001
--------------------------------------------------------------------------------

ASSETS

Investment in S&P 500 Master Portfolio ("Master Portfolio"), at market value (Note 1)         $ 81,696,440
Receivable for fund shares sold                                                                    331,220
Due from E*TRADE Asset Management, Inc. (Note 2)                                                    36,442
                                                                                              ------------
       TOTAL ASSETS                                                                             82,064,102
                                                                                              ------------
LIABILITIES
Payable for fund shares redeemed                                                                   183,839
Accrued administration fee (Note 2)                                                                  6,868
Due to Trustees                                                                                      2,673
Accrued expenses                                                                                    72,857
                                                                                              ------------
       TOTAL LIABILITIES                                                                           266,237
                                                                                              ------------
TOTAL NET ASSETS                                                                              $ 81,797,865
                                                                                              ============
NET ASSETS CONSIST OF:
Paid-in capital                                                                                 95,129,069
Undistributed net investment income                                                                  8,606
Net realized loss on investments and futures contracts                                          (2,233,523)
Net unrealized depreciation of investments and futures contracts                               (11,106,287)
                                                                                              ============
TOTAL NET ASSETS                                                                              $ 81,797,865
                                                                                              ============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)                                       8,977,369
                                                                                              ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                                $       9.11
                                                                                              ============

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2001
--------------------------------------------------------------------------------


NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
       Dividends                                                                            $   912,400
       Interest                                                                                  43,166
       Expenses (Note 2)                                                                        (35,060)
                                                                                            -----------
              NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO                             920,506
                                                                                            -----------
EXPENSES (NOTE 2):
       Advisory fee                                                                              14,028
       Administration fee                                                                       140,620
       Shareholder servicing fees                                                                57,890
       Transfer agency fees                                                                      58,688
       Legal services                                                                            14,269
       Audit services                                                                             5,545
       Custodian fee                                                                             13,440
       Registration fees                                                                         17,696
       Trustee fees                                                                               9,744
       Other expenses                                                                            10,548
                                                                                            -----------
       TOTAL FUND EXPENSES BEFORE WAIVER                                                        342,468
Waived fees and reimbursed expenses(Note 2)                                                    (134,887)
                                                                                            -----------
       NET EXPENSES                                                                             207,581
                                                                                            -----------
NET INVESTMENT INCOME                                                                           712,925
                                                                                            -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS
ALLOCATED FROM MASTER PORTFOLIO
       Net realized loss on sale of investments                                              (2,114,357)
Net change in unrealized appreciation/(depreciation) of:
       Investments                                                                           (6,509,202)
       Futures contracts                                                                         29,568
                                                                                            -----------
              NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND
              FUTURE CONTRACTS ALLOCATED FROM MASTER PORTFOLIO                               (8,593,991)
                                                                                            -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $(7,881,066)
                                                                                            ===========

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     For the Year Ended       For the Year Ended
                                                                                      December 31, 2001        December 31, 2000
                                                                                     --------------------    --------------------
NET DECREASE IN NET ASSETS
OPERATIONS:
Net investment income                                                                   $   712,925               $    540,636
Net realized (loss)/gain on sale of investments                                          (2,114,357)                 2,563,321
Net change in unrealized depreciation of investments and futures contracts               (6,479,634)                (9,005,880)
                                                                                        ------------              -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     (7,881,066)                (5,901,923)
                                                                                        ------------              -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                   (705,044)                  (573,454)
Distributions from net realized gain on sale of investments                                  (5,766)                  (792,240)
                                                                                        ------------              -------------

TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                        (710,810)                (1,365,694)
                                                                                        ------------              -------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                                         42,458,853                 47,816,020
Value of shares issued in reinvestment of dividends and distributions                       663,633                  1,415,335
Cost of shares redeemed                                                                  15,656,500)               (25,994,302)
                                                                                        ------------              -------------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF COMMON STOCK                   27,465,986                 23,237,053
                                                                                        ------------              -------------
REDEMPTION FEES                                                                              25,116                     23,410
                                                                                        ------------              -------------
NET INCREASE IN NET ASSETS                                                               18,899,226                 15,992,846
NET ASSETS:
Beginning of year                                                                        62,898,639                 46,905,793
                                                                                        ------------              -------------
END OF YEAR                                                                             $81,797,865               $ 62,898,639
                                                                                        ============              =============
SHARE TRANSACTIONS:
Number of shares sold                                                                     4,562,685                  4,169,532
Number of shares reinvested                                                                  73,653                    128,453
Number of shares redeemed                                                                (1,658,992)                (2,261,371)
                                                                                        ------------              -------------
NET INCREASE IN SHARES OUTSTANDING                                                        2,977,346                  2,036,614
                                                                                        ============              =============


   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                 Period from
                                                                                                              February 17, 1999
                                                                                                                (commencement
                                                                    Year Ended            Year Ended        of operations) through
FOR A SHARE OUTSTANDING FOR THE PERIOD                           December 31, 2001  7  December 31, 2000  7   December 31, 1999  7
                                                                 ------------------    -----------------     --------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                  $ 10.48                $ 11.83                 $ 10.00
                                                                      -------                -------                 -------
(LOSS) INCOME FROM INVESTMENT OPERATIONS:
       Net investment income                                             0.09                   0.12                    0.09
       Net realized and unrealized (loss) gain on investments           (1.37)                 (1.22)                   1.84
                                                                      -------                -------                 -------
       TOTAL (LOSS) INCOME FROM INVESTMENT OPERATIONS                   (1.28)                 (1.10)                   1.93
                                                                      -------                -------                 -------

DISTRIBUTIONS TO SHAREHOLDERS:
       Distributions from net investment income                         (0.09)                 (0.13)                  (0.09)
       Distributions from net realized gains                            (0.00)4                (0.12)                  (0.01)
                                                                      -------                -------                 -------

       TOTAL DISTRIBUTIONS TO SHAREHOLDERS                              (0.09)                 (0.25)                  (0.10)
                                                                      -------                -------                 -------

REDEMPTION FEES ADDED TO PAID-IN CAPITAL                                 0.00 4                 0.00 4                  0.00 4
                                                                      -------                -------                 -------
NET ASSET VALUE, END OF PERIOD                                        $  9.11                $ 10.48                 $ 11.83
                                                                      =======                =======                 =======

TOTAL RETURN                                                           (12.20)%                (9.39)%                 19.31 % 3
RATIOS/SUPPLEMENTAL DATA:
       Net assets, end of period (000s omitted)                       $81,798                $62,899                 $46,906
       Ratio of expenses to average net assets                  1        0.35 %                 0.32 % 5                0.32 % 56
       Ratio of net investment income to average net assets     2        1.02 %                 0.95 %                  1.14 % 6
       Portfolio turnover rate of Master Portfolio                       9.21 %                11.00 %                  7.00 % 3

---------------------------------------------------------------------------------------------------------------------------------

1      Ratio of expenses to average net assets prior to waived
       fees and reimbursed expenses                                      0.54 %                   --                      --
2      Ratio of net investment income (loss) to average net assets
       prior to waived fees and reimbursed expenses                      0.83 %                   --                      --
3      For the period February 17, 1999 (commencement of operations) through
       December 31, 1999 and not indicative of a full year's operating results.
4      Rounds to less than $0.01.
5      The Investment Advisor voluntarily agreed to pay the non-affiliated
       Trustee expenses for the Fund for the period February 17, 1999
       (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.32% for the period from February 17, 1999 (commencement of operations) through December 31,
       1999 and for the year ended December 31, 2000.
6      Annualized
7      Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the
       S&P 500 Index Master Portfolio.

The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2001

1.       SIGNIFICANT ACCOUNTING POLICIES

E*TRADE S&P 500 Index Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of December 31, 2001 the Trust consisted of seven series: the E*TRADE Bond Fund (formerly the E*TRADE Bond Index Fund), the E*TRADE Financial Sector Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE S&P 500 Index Fund.

The Fund's investment objective is to provide investment results that attempt to match the total return of the stocks making up the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). * The Fund seeks to achieve its objective by investing in the S&P 500 Index Master Portfolio (the "Master Portfolio") which, in turn, invests in stocks and other assets and attempts to match the total return of the stocks making up the S&P 500 Index. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund

*"Standard & Poor's 500 (TM)" ("Standard &Poor's"), is a trademarks of The McGraw-Hill Companies, Inc. and has been licensed for use by E*TRADE Asset Management, Inc., the Investment Advisor, for use in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.

INVESTMENT POLICY AND SECURITY VALUATION

The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, whose shares are offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, a separate series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of December 31, 2001, the value of the Fund's investment in the Master Portfolio was 2.93% the outstanding interests of the Master Portfolio.

The Fund's investment in the Master Portfolio is valued at the net asset value of the Master Portfolio's interests held by the Fund. The equity securities of the Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities for which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recorded on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Dividends to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2001.

As of December 31, 2001, for federal income tax purposes, the Fund had a capital loss carryforward of $1,299,260 expiring in 2009. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the year ended December 31, 2001, the Fund has elected to defer $190,960 of capital losses attributable to Post-October losses.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.       AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, ETAM is paid a fee by the Fund at an annual rate of 0.02% of the Fund's average daily net assets if the Fund invests all of its assets in a master fund and 0.07% on that portion of the Fund's assets not invested in a master fund.

Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, certain other fees paid by the Master Portfolio, such as accounting, legal, SEC registration fees, in addition to income, expenses and realized and unrealized gains and losses.

ETAM  also  provides  administrative  services  to  the  Fund,  pursuant  to  an administrative services agreement ("Administrative Agreement"). Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays ETAM a monthly fee calculated at an annual rate of 0.10% of its average daily net assets for its services as administrator of the Fund. Prior to September 10, 2001, ETAM was paid an administrative services fee of 0.25% of average daily net assets.

As of September 10, 2001, ETAM also acts as shareholder servicing agent to the Fund under a new Shareholder Servicing Agreement with the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services; delivery of prospectuses, reports and proxy statements; receiving, tabulating and transmitting proxies executed on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances; maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. In addition, ETAM is allowed to use the servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities, Inc., a wholly-owned subsidiary of E*TRADE Group, the Trust's distributor, for shareholder services provided by such affiliate to the Fund. Prior to September 10, 2001, E*TRADE Securities, Inc. served as the shareholder servicing agent for the Fund.

The amount called Due from E*TRADE Asset Management reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least August 31, 2002. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Fund to exceed 0.40%.

In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.40% of the Fund's daily net assets. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and
(ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.

Previous to September 10, 2001 the Fund charged a unitary fee of 0.32% that did not contemplate a waiver. For the period after September 10, 2001 ETAM waived or reimbursed fees or expenses totaling $134,887.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company serves as sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the year ended December 31, 2001.

3.       PORTFOLIO SECURITIES LOANED

As of December 31, 2001, the Master Portfolio had loaned securities, which were collateralized by U.S. Government obligations and money market mutual funds. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral are disclosed in the Master Portfolio's financial statements.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of E*TRADE Funds:

We have audited the accompanying statement of assets and liabilities of E*TRADE S&P 500 Index Fund (the "Fund") (one of seven funds comprising the E*TRADE Funds) as of December 31, 2001 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years ended December 31, 2001 and 2000, and the financial highlights for each of the respective periods ended December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE S&P 500 Index Fund as of December 31, 2001, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Los Angeles, California

February 14, 2002

TAX INFORMATION (UNAUDITED)

Pursuant to Section 852 of the Internal Revenue Code, the Fund designated $5,766 as capital gain dividends for the year ended December 31, 2001.

RESULTS OF SHAREHOLDER VOTING (UNAUDITED)

A special meeting of shareholders of the Fund was held on November 2, 2001, as reconvened on November 27, 2001, at which shareholders voted on each of the proposals presented at the meeting. The proxy with respect to this meeting, dated September 21, 2001, provides a more comprehensive discussion of the proposals. The following are the results of the vote:

A.   PROPOSALS APPROVED BY SHAREHOLDERS

        o Election of Trustees of the Trust (aggregating the votes of all shareholders of each series of the Trust)

                     For                             Withheld Authority
                     ---                             ------------------
                  84,354,539                             6,895,617

        PROPOSALS NOT APPROVED BY  SHAREHOLDERS  DUE TO THE FAILURE TO ACHIEVE A
QUORUM:

        o     Conversion   of   Investment   Objective   from   Fundamental   to
              Non-fundamental

                  FOR                     AGAINST                  ABSTAINED
                  ---                     -------                  ---------
               1,625,205                  300,670                   71,518

        o     Amendment of Fundamental Investment Restrictions

                                                                        FOR           AGAINST         ABSTAINED
                                                                        ---           -------         ---------
             a.       Industry Concentration                         1,665,059        249,899          82,435
             b.       Diversification                                1,716,545        203,216          77,632
             c.       Borrowing Money                                1,637,560        276,137          83,696
             d.       Issuing Senior Securities                      1,651,535        256,183          89,675
             e.       Lending                                        1,648,226        261,636          87,531
             f.       Underwriting                                   1,648,020        260,911          88,462
             g.       Investments in Real Estate                     1,688,057        229,916          79,420
             h.       Investments in Commodities and Commodity       1,641,273        273,199          82,921
                      Contracts

B.   PROPOSALS OF THE MASTER PORTFOLIO VOTED ON BY SHAREHOLDERS

        o     Election of Trustees of MIP

                        For                             Withheld Authority
                        ---                             ------------------
                     1,879,180                               118,213

        o     Conversion   of   Investment   Objective   from   Fundamental   to
              Non-fundamental for Master Portfolio

                     For                     Against                  Abstained
                     ---                     -------                  ---------
                  1,627,426                  286,198                   83,769

        o     Amendment  of  Fundamental   Investment   Restrictions  of  Master
              Portfolio

                                                                        FOR           AGAINST         ABSTAINED
                                                                        ---           -------         ---------
             a.       Industry Concentration                         1,668,554        234,533          94,306
             b.       Diversification                                1,713,772        193,391          90,230


             c.       Borrowing Money                                1,643,001        256,939          97,453
             d.       Issuing Senior Securities                      1,643,001        256,939          97,453
             e.       Lending                                        1,652,696        245,467          99,230
             f.       Underwriting                                   1,650,680        248,200          98,513
             g.       Investments in Real Estate                     1,690,521        216,391          90,481
             h.       Investments in Commodities and Commodity       1,646,810        256,920          93,663
                      Contracts

        o Conversion from Fundamental to Non-fundamental of Investment Restrictions of Master Portfolio

                                                                        FOR           AGAINST         ABSTAINED
                                                                        ---           -------         ---------
             a.       Puts, Calls, Straddles, etc.                   1,636,021        266,384          94,988
             b.       Interests in Oil and Gas and Other             1,645,766        259,183          92,444
                      Minerals

TRUSTEE/OFFICER INFORMATION (UNAUDITED)

         The chart below identifies the Trustees and officers of the Trust which currently consists of seven series. Each "interested" Trustee as defined by the 1940 Act, is indicated by an asterisk (*).


---------------------------------------------------------------------------------------------------------------------------
                                                           TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
         NAME, ADDRESS,                                                                              OTHER DIRECTORSHIPS
        AGE AND POSITION                    LENGTH                  PRINCIPAL OCCUPATION(S)            HELD BY TRUSTEE
         HELD WITH TRUST                OF TIME SERVED               DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
Steven Grenadier (36)              Since February 1999        Mr. Grenadier is an Associate
118 King Street                                               Professor of Finance at the
San Francisco, CA  94107                                      Graduate School of Business at
Trustee                                                       Stanford University, where he has
                                                              been employed as a professor since
                                                              1992.
---------------------------------------------------------------------------------------------------------------------------
*Shelly J. Meyers (42) (1)         Since February 1999        Ms. Meyers is the Manager, Chief      Meyers Investment
118 King Street                                               Executive Officer, and founder of     Trust
San Francisco, CA  94107                                      Meyers Capital Management, a
Trustee                                                       registered investment adviser         Meyers Capital
                                                              formed in January 1996.  She has      Management LLC
                                                              also managed the Meyers Pride Value
                                                              Fund since June 1996.
---------------------------------------------------------------------------------------------------------------------------
*Leonard C. Purkis (52) (1)        Since February 1999        Mr. Purkis is chief financial         E*TRADE Bank
118 King Street                                               officer and executive vice
San Francisco, CA  94107                                      president of finance and
Trustee                                                       administration of E*TRADE Group,
                                                              Inc.  He previously served as chief
                                                              financial officer for Iomega
                                                              Corporation (hardware manufacturer)
                                                              from 1995 to 1998.
---------------------------------------------------------------------------------------------------------------------------
Ashley T. Rabun (48)               Since February 1999        Ms. Rabun is the Founder and Chief    Trust For Investment
118 King Street                                               Executive Officer of InvestorReach    Managers
San Francisco, CA  94107                                      (which is a consulting firm
Trustee                                                       specializing in marketing and
                                                              distribution strategies for
                                                              financial services companies formed
                                                              in October 1996).
---------------------------------------------------------------------------------------------------------------------------
George J. Rebhan (67)              Since December 1999        Mr. Rebhan retired in December        Trust For Investment
118 King Street                                               1993, and prior to that he was        Managers
San Francisco, CA  94107                                      President of Hotchkis and Wiley
Trustee                                                       Funds (investment company) from
                                                              1985 to 1993.
---------------------------------------------------------------------------------------------------------------------------
Liat Rorer (41)                    Since May 2001             Ms. Rorer is Vice President of        N/A
President                                                     Operations and a director of
                                                              E*TRADE  Asset Management,
                                                              Inc. She is  also a Key Business
                                                              Leader


---------------------------------------------------------------------------------------------------------------------------
                                                           TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
         NAME, ADDRESS,                                                                              OTHER DIRECTORSHIPS
        AGE AND POSITION                    LENGTH                  PRINCIPAL OCCUPATION(S)            HELD BY TRUSTEE
         HELD WITH TRUST                OF TIME SERVED               DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
                                                              of E*TRADE Securities, Inc.
                                                              which she joined in 1999.
                                                              Prior to that Ms. Rorer
                                                              worked as a senior
                                                              consultant for the Spectrem
                                                              Group, (financial services
                                                              consulting) beginning in
                                                              1998. From 1996 to 1998,
                                                              she was a marketing Vice
                                                              President for Charles
                                                              Schwab's Retirement Plan
                                                              Services, and prior to that
                                                              she held positions in
                                                              Fidelity's Retail Services,
                                                              Legal and Institutional
                                                              Services Departments.
---------------------------------------------------------------------------------------------------------------------------
Elizabeth Gottfried (41)           Since November 2000        Ms. Gottfried is Vice President of    N/A
Vice President and Treasurer                                  E*TRADE Asset Management. She
                                                              joined E*TRADE in September
                                                              2000. Prior to that, she
                                                              worked at Wells Fargo Bank
                                                              from 1984 to 2000 and
                                                              managed various areas of
                                                              Wells Fargo's mutual fund
                                                              group.
---------------------------------------------------------------------------------------------------------------------------
Ulla Tarstrup (34)                 Since August 2000          Ms. Tarstrup joined E*TRADE in        N/A
Vice President                                                August 1998.  Prior to that, she
                                                              worked in Franklin Resources'
                                                              legal and administration department
                                                              from 1994 to 1998.
---------------------------------------------------------------------------------------------------------------------------
Jay Gould (46)                     Since August 2000          Mr. Gould is Secretary of E*TRADE     N/A
Secretary                                                     Asset Management.  From February
                                                              to  December 1999, he served as
                                                              a Vice President at
                                                              Transamerica and prior to
                                                              that he worked at Bank of
                                                              America (banking and
                                                              financial services) from
                                                              1994.
---------------------------------------------------------------------------------------------------------------------------

* Ms. Meyers may be considered an "interested" person of the Trust because she is an officer of an investment company whose shares are offered through the mutual fund "supermarket" sponsored by E*TRADE Group, Inc., the parent company of ETAM, investment adviser to each series of the Trust. Mr. Purkis may be considered an "interested" person of the Trust because he is an officer of E*TRADE Group, Inc., the parent company of ETAM, investment adviser to each series of the Trust.

(1) Effective February 21, 2002, Mr. Purkis resigned as a Trustee and Mitchell Caplan was elected by the Board as an "interested" Trustee.

     The Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our Website online (www.etrade.com) or by calling our toll-free number at (800) 786-2575.

S&P 500 INDEX MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (including securities on
   loan (1)) (Cost:  $2,922,136,154) (Note 1)                     $2,974,355,332
Receivables:
      Investment securities sold                                         486,298
      Dividends and interest                                           3,192,054
                                                                  --------------
Total Assets                                                       2,978,033,684
                                                                  --------------
LIABILITIES
Payables:
      Investment securities purchased                                  1,595,819
      Due to broker - variation margin                                   410,821
      Collateral for securities loaned (Note 4)                      183,860,919
      Advisory fees (Note 2)                                             252,175
                                                                  --------------
Total Liabilities                                                    186,119,734
                                                                  --------------
NET ASSETS                                                        $2,791,913,950
                                                                  ==============



--------------------------------------------------------------------------------

1    Securities on loan with market value of $176,433,842. See Note 4.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

S&P 500 INDEX MASTER PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

---------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME
      Dividends (Net of foreign withholding tax of $163,302)                         $  36,774,505
      Interest                                                                           1,437,576
      Securities lending income                                                            235,396
                                                                                     -------------
Total investment income                                                                 38,447,477
                                                                                     -------------
EXPENSES (NOTE 2)
      Advisory fees                                                                      1,422,538
                                                                                     -------------
Total expenses                                                                           1,422,538
                                                                                     -------------
Net investment income                                                                   37,024,939
                                                                                     -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized loss on sale of investments                                         (10,767,974)
      Net realized loss on sale of futures contracts                                    (1,864,700)
      Net change in unrealized appreciation (depreciation) of investments             (405,136,558)
      Net change in unrealized appreciation (depreciation) of futures contracts            992,624
                                                                                     -------------
Net loss on investments                                                               (416,776,608)
                                                                                     -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $(379,751,669)
                                                                                     =============

---------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

S&P 500 INDEX MASTER PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------

                                                                         FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                                          DECEMBER 31, 2001    DECEMBER 31, 2000
                                                                         ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
      Net investment income                                                $    37,024,939       $    47,775,321
      Net realized gain (loss)                                                 (12,632,674)          854,753,964
      Net change in unrealized appreciation (depreciation)                    (404,143,934)       (1,244,831,494)
                                                                           ---------------       ---------------
Net decrease in net assets resulting from operations                          (379,751,669)         (342,302,209)
                                                                           ---------------       ---------------
INTERESTHOLDER TRANSACTIONS:
      Contributions                                                            931,988,808         1,599,306,476
      Withdrawals                                                             (988,412,872)       (2,856,439,610)
                                                                           ---------------       ---------------
Net decrease in net assets resulting from interestholder transactions          (56,424,064)       (1,257,133,134)
                                                                           ---------------       ---------------
Decrease in net assets                                                        (436,175,733)       (1,599,435,343)
                                                                           ---------------       ---------------
NET ASSETS:
Beginning of year                                                            3,228,089,683         4,827,525,026
                                                                           ---------------       ---------------
End of year                                                                $ 2,791,913,950       $ 3,228,089,683
                                                                           ===============       ===============

-----------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the S&P 500 Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased, using a constant yield to maturity method.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     FUTURES CONTRACTS

     The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of December 31, 2001, open futures contracts outstanding were as follows:


    --------------------------------------------------------------------------
        NUMBER OF   FUTURES     EXPIRATION        NOTIONAL    NET UNREALIZED
        CONTRACTS     INDEX           DATE  CONTRACT VALUE      APPRECIATION
    --------------------------------------------------------------------------

          110       S&P 500       03/15/02      $31,603,000       $ 269,524



    --------------------------------------------------------------------------


     The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $8,050,000.

     REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolio held no repurchase agreements at December 31, 2001.


2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For year ended December 31, 2001, BGIS did not receive any brokerage commissions from the Master Portfolio, related to purchases and sales of portfolio investments.

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Master Portfolio may invest in the Institutional Shares of the Barclays Global Investors Funds Institutional Money Market Fund ("IMMF"). The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Master Portfolio's investment advisor. The IMMF is an open-end money market fund available only to institutional investors and other investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge a management fee, the master portfolio in which it invests in, does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio are recorded as either interest income or securities lending income in the accompanying Statements of Operations.

     Certain officers and trustees of MIP are also officers of Stephens and BGI. As of December 31, 2001, these officers of Stephens and BGI collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (excluding short-term investments) for the year ended December 31, 2001, were as follows:

                  Purchases at cost                  $  258,686,587
                  Sales proceeds                        262,909,712

     At December 31, 2001, the cost of investments for federal income tax purposes was $2,954,192,299. Net unrealized appreciation aggregated $20,163,033, of which $440,733,773 represented gross unrealized appreciation on securities and $420,570,740 represented gross unrealized depreciation on securities.

4.   PORTFOLIO SECURITIES LOANED

     The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of December 31, 2001, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in commercial paper and money market mutual funds. The market value of the securities on loan at December 31, 2001 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities.

5.   FINANCIAL HIGHLIGHTS

     Financial highlights for the Master Portfolio were as follows:



---------------------------------------------------------------------------------------------------------------------------------

                                   YEAR ENDED     YEAR ENDED       PERIOD ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED
                                 DECEMBER 31,   DECEMBER 31,       DECEMBER 31,    FEBRUARY 28,   FEBRUARY 28,    FEBRUARY 28,
                                         2001           2000             1999 1           1999            1998            1997

---------------------------------------------------------------------------------------------------------------------------------

       Ratio of expenses               0.05 %         0.05 %          0.05 %          0.05 %         0.05 %          0.05 %
       to average net
       assets               2
       Ratio of net                    1.31 %         1.22 %          1.44 %          1.61 %         1.89 %          2.31 %
       investment income
       to average net
       assets               2
       Portfolio turnover                 9 %           10 %             7 %            11 %            6 %             4 %
       rate
       Total return                  (11.96)%        (9.19)%         19.82 % 3       19.65 %        34.77 %         25.97 %

---------------------------------------------------------------------------------------------------------------------------------

1 FOR THE TEN MONTHS ENDED DECEMBER 31, 1999. THE MASTER PORTFOLIO CHANGED ITS FISCAL YEAR END FROM FEBRUARY 28 TO DECEMBER 31.
2    ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
3    NOT ANNUALIZED.

INDEPENDENT ACCOUNTANTS' REPORT


To the Interestholders and Board of Trustees
Master Investment Portfolio:

     In our opinion the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the S&P 500 Index Master Portfolio, a portfolio of Master Investment Portfolio (the "Portfolio"), at December 31, 2001, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     The financial statements of the Portfolio as of December 31, 2000 and for the periods then ended were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those statements.



PricewaterhouseCoopers LLP
San Francisco, California
February  8, 2002

CHANGE IN INDEPENDENT ACCOUNTANTS (UNAUDITED)

As a result of the resignation of KPMG LLP as the Master Portfolio's independent accountants, the Audit Committee and the Board of Trustees of the Master Portfolio voted to appoint PricewaterhouseCoopers LLP as the independent accountants for the Master Portfolio's year ended December 31, 2001. During the four previous years, the audit reports of KPMG LLP contained no adverse opinion or disclaimer of opinion; nor were its reports qualified nor modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous years, there were no disagreements between the Master Portfolio and KPMG LLP on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which if not resolved to the satisfaction of KPMG LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.

MASTER INVESTMENT PORTFOLIO
TRUSTEES INFORMATION (UNAUDITED)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio ("MIP") also serve as the Trustees and Officers of Barclays Global Investors Funds ("BGIF"). MIP and BGIF are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee oversees 23 funds within the fund complex and serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified. Unless otherwise noted in the tables below, the address for each Trustee is 111 Center Street, Little Rock, Arkansas 72201. Additional information about MIP's Trustees may be found in Part B of each Master Portfolio's Registration Statement, which is available without charge upon request by calling toll-free 1-888-204-3956.

                                   OFFICERS AND INTERESTED TRUSTEES
                                   --------------------------------

------------------------------------- ------------------------ ----------------------------------------------
                                      POSITION(S), LENGTH OF   PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS,
NAME, ADDRESS AND AGE                 TIME SERVED              DIRECTORSHIPS HELD
------------------------------------- ------------------------ ----------------------------------------------
Richard H. Blank, Jr., 45             Chief Operating          Vice President of Stephens Inc.; Director of
                                      Officer, Secretary       Stephens Sports Management Inc.; and
                                      and Treasurer, since     Director of Capo Inc.
                                      October 20, 1993
------------------------------------- ------------------------ ----------------------------------------------
*R. Greg Feltus, 50                   Trustee, Chairman        Executive Vice President of Stephens Inc.;
                                      and President, since     President of Stephens Insurance Services
                                      October 20, 1993         Inc.; Senior Vice President of Stephens
                                                               Sports Management Inc.; and
                                                               President of Investors Brokerage Insurance
                                                               Inc.
------------------------------------- ------------------------ ----------------------------------------------
**Lee T. Kranefuss, 40                Trustee, since           Chief Executive Officer of the Individual
Barclays Global Investors             November 16, 2001        Investor Business of Barclays Global
45 Fremont Street                                              Investors, N.A.; The Boston Consulting Group
San Francisco, CA 94105                                        (until 1997)
------------------------------------- ------------------------ ----------------------------------------------

                                          DISINTERESTED TRUSTEES
                                          ----------------------

------------------------------------- ------------------------ ----------------------------------------------
                                      POSITION(S), LENGTH OF   PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS,
NAME, ADDRESS AND AGE                 TIME SERVED              DIRECTORSHIPS HELD
------------------------------------- ------------------------ ----------------------------------------------
Mary G.F. Bitterman, 57               Trustee, since           President and Chief Executive Officer of the
                                      November 16, 2001        James Irvine Foundation; President and Chief
                                                               Executive Officer of KQED, Inc.; Director of
                                                               Pacific Century Financial Corporation/Bank
                                                               of Hawaii.
------------------------------------- ------------------------ ----------------------------------------------
Jack S. Euphrat, 79                   Trustee, since October   Private Investor.
                                      20, 1993
------------------------------------- ------------------------ ----------------------------------------------
W. Rodney Hughes, 75                  Trustee, since October   Private Investor.
                                      20, 1993

------------------------------------- ------------------------ ----------------------------------------------
Richard K. Lyons, 41                  Trustee, since           Professor, University of California,
                                      November 16, 2001        Berkeley: Haas School of Business; Member,
                                                               Council of Foreign Relations; Director of
                                                               Matthews International Funds; Trustee of
                                                               iShares Trust, Director of iShares, Inc.
------------------------------------- ------------------------ ----------------------------------------------
Leo Soong, 55                         Trustee, since           Managing Director of C.G. Roxane LLC;
                                      February 9, 2000         Managing Director of Crystal Geyser Roxane
                                                               Water Co.; Co-Founder and President of
                                                               Crystal Geyser Water Co.
------------------------------------- ------------------------ ----------------------------------------------

* R. Greg Feltus is deemed to be an "interested person" because he serves as the Executive Vice President of Stephens Inc., the distributor and co-administrator for the Master Portfolios.

** Lee T. Kranefuss is deemed to be an "interest person" because he serves as Chief Executive Officer of the Individual Investor Business of Barclays Global Investors, N.A., the co-administrator of the Master Portfolios and the parent company of BGFA, the investment advisor for MIP.